Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities.
Schedule of lease liabilities

	December 31,		December 31,
	2025	2024	2025	2024

	(Euro, in thousands)		(Euro, in thousands)
	Lease payments		Present value of lease payments
Lease liabilities

Within one year	€1,955	€3,830	€1,729	€3,479
In the second to fifth years inclusive	4,548	7,307	4,060	6,592
After five years	1,200	1,796	1,126	1,651
	€7,703	€12,933	€6,915	€11,722

Less future finance charges	788	1,211
Present value of lease liabilities	€6,915	€11,722

Less amount due for settlement within 12 months	1,729	3,479	1,729	3,479
Amount due for settlement after 12 months	€5,186	€8,243	€5,186	€8,243